Schedule of Investments(a)
September 30, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.63%
Aerospace & Defense–0.64%
Huntington Ingalls Industries, Inc.	19,812	$5,237,897
Air Freight & Logistics–1.05%
United Parcel Service, Inc., Class B	62,614	8,536,793
Application Software–1.78%
Salesforce, Inc.	20,120	5,507,045
Tyler Technologies, Inc.(b)	15,431	9,007,383
		14,514,428
Asset Management & Custody Banks–0.52%
Ares Management Corp., Class A	27,160	4,232,614
Automobile Manufacturers–0.51%
Tesla, Inc.(b)	15,836	4,143,173
Automotive Parts & Equipment–0.76%
Aptiv PLC(b)	86,112	6,200,925
Automotive Retail–0.93%
Valvoline, Inc.(b)(c)	179,915	7,529,443
Biotechnology–1.35%
AbbVie, Inc.	31,049	6,131,556
Gilead Sciences, Inc.	58,051	4,866,996
		10,998,552
Broadline Retail–4.55%
Amazon.com, Inc.(b)	198,639	37,012,405
Cable & Satellite–0.92%
Comcast Corp., Class A	179,394	7,493,287
Construction Materials–1.20%
CRH PLC	104,993	9,737,051
Consumer Finance–2.05%
American Express Co.	61,572	16,698,326
Consumer Staples Merchandise Retail–1.81%
Walmart, Inc.	182,041	14,699,811
Distillers & Vintners–1.94%
Constellation Brands, Inc.	61,130	15,752,590
Diversified Banks–3.50%
JPMorgan Chase & Co.	99,916	21,068,288
Wells Fargo & Co.	131,232	7,413,295
		28,481,583
Diversified Financial Services–1.32%
Equitable Holdings, Inc.	255,569	10,741,565
Electric Utilities–1.11%
Constellation Energy Corp.	17,768	4,620,035
FirstEnergy Corp.	98,429	4,365,326
		8,985,361
Electrical Components & Equipment–3.06%
Emerson Electric Co.	80,756	8,832,284
Shares		Value
Electrical Components & Equipment–(continued)
Hubbell, Inc.	24,395	$10,449,598
Rockwell Automation, Inc.	20,958	5,626,385
		24,908,267
Gas Utilities–0.93%
Atmos Energy Corp.(c)	54,782	7,598,811
Health Care Equipment–3.50%
Becton, Dickinson and Co.	36,809	8,874,650
Boston Scientific Corp.(b)	105,741	8,861,096
Zimmer Biomet Holdings, Inc.	99,178	10,706,265
		28,442,011
Health Care Facilities–2.17%
HCA Healthcare, Inc.	24,178	9,826,664
Tenet Healthcare Corp.(b)	47,165	7,838,823
		17,665,487
Health Care Supplies–1.00%
Cooper Cos., Inc. (The)(b)	73,457	8,105,245
Hotels, Resorts & Cruise Lines–0.79%
Royal Caribbean Cruises Ltd.	36,299	6,437,991
Human Resource & Employment Services–0.25%
Paylocity Holding Corp.(b)	12,353	2,037,874
Industrial Machinery & Supplies & Components–0.65%
Otis Worldwide Corp.(c)	51,155	5,317,051
Industrial REITs–1.74%
Prologis, Inc.	111,948	14,136,793
Insurance Brokers–0.71%
Arthur J. Gallagher & Co.	20,495	5,766,678
Integrated Oil & Gas–4.01%
Exxon Mobil Corp.	210,061	24,623,351
Suncor Energy, Inc. (Canada)	216,420	7,990,226
		32,613,577
Integrated Telecommunication Services–0.75%
Verizon Communications, Inc.	136,380	6,124,826
Interactive Media & Services–6.16%
Alphabet, Inc., Class A	148,797	24,677,982
Meta Platforms, Inc., Class A	44,465	25,453,545
		50,131,527
Internet Services & Infrastructure–0.47%
MongoDB, Inc.(b)	14,166	3,829,778
Investment Banking & Brokerage–1.17%
Charles Schwab Corp. (The)	147,338	9,548,976
IT Consulting & Other Services–0.60%
Amdocs Ltd.(c)	56,190	4,915,501
Life Sciences Tools & Services–1.93%
Danaher Corp.	22,255	6,187,335

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Fund®

Shares		Value
Life Sciences Tools & Services–(continued)
Lonza Group AG (Switzerland)	15,039	$9,543,497
		15,730,832
Managed Health Care–2.46%
UnitedHealth Group, Inc.	34,291	20,049,262
Multi-line Insurance–1.04%
American International Group, Inc.	115,459	8,455,063
Multi-Utilities–0.38%
Ameren Corp.	35,613	3,114,713
Passenger Ground Transportation–1.57%
Uber Technologies, Inc.(b)	170,048	12,780,808
Personal Care Products–0.36%
Coty, Inc., Class A(b)(c)	310,830	2,918,694
Pharmaceuticals–3.15%
Eli Lilly and Co.	16,899	14,971,500
Merck & Co., Inc.	93,611	10,630,465
		25,601,965
Research & Consulting Services–1.36%
Equifax, Inc.	37,603	11,050,018
Semiconductor Materials & Equipment–1.39%
Applied Materials, Inc.	55,831	11,280,654
Semiconductors–9.33%
Broadcom, Inc.	72,473	12,501,592
NVIDIA Corp.	447,205	54,308,575
Texas Instruments, Inc.	44,250	9,140,723
		75,950,890
Specialty Chemicals–1.12%
DuPont de Nemours, Inc.	102,612	9,143,755
Systems Software–8.86%
Microsoft Corp.	136,080	58,555,224
ServiceNow, Inc.(b)	15,137	13,538,381
		72,093,605
Technology Hardware, Storage & Peripherals–5.73%
Apple, Inc.	200,064	46,614,912
Shares		Value
Tobacco–2.52%
Philip Morris International, Inc.	168,798	$20,492,077
Trading Companies & Distributors–0.50%
AerCap Holdings N.V. (Ireland)	42,518	4,027,305
Transaction & Payment Processing Services–3.29%
Fiserv, Inc.(b)	83,695	15,035,807
Mastercard, Inc., Class A	23,800	11,752,440
		26,788,247
Wireless Telecommunication Services–0.74%
T-Mobile US, Inc.	28,977	5,979,694
Total Common Stocks & Other Equity Interests (Cost $524,120,273)		810,648,691
Money Market Funds–0.76%
Invesco Government & Agency Portfolio, Institutional Class, 4.84%(d)(e)	2,163,527	2,163,527
Invesco Treasury Portfolio, Institutional Class, 4.78%(d)(e)	4,018,254	4,018,254
Total Money Market Funds (Cost $6,181,781)		6,181,781
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.39% (Cost $530,302,054)		816,830,472
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.10%
Invesco Private Government Fund, 4.96%(d)(e)(f)	3,872,775	3,872,775
Invesco Private Prime Fund, 5.02%(d)(e)(f)	13,232,174	13,237,467
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,110,552)		17,110,242
TOTAL INVESTMENTS IN SECURITIES–102.49% (Cost $547,412,606)		833,940,714
OTHER ASSETS LESS LIABILITIES—(2.49)%		(20,237,499)
NET ASSETS–100.00%		$813,703,215
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Fund®

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$38,795,439	$(36,631,912)	$-	$-	$2,163,527	$13,025
Invesco Liquid Assets Portfolio, Institutional Class	9,454,041	59,482,850	(68,934,524)	(344)	(2,023)	-	97,502
Invesco Treasury Portfolio, Institutional Class	-	75,281,181	(71,262,927)	-	-	4,018,254	27,165
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,022,501	132,078,550	(140,228,276)	-	-	3,872,775	227,972*
Invesco Private Prime Fund	30,915,002	286,743,554	(304,409,255)	(2,867)	(8,967)	13,237,467	611,520*
Total	$52,391,544	$592,381,574	$(621,466,894)	$(3,211)	$(10,990)	$23,292,023	$977,184

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Fund®

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$801,105,194	$9,543,497	$—	$810,648,691
Money Market Funds	6,181,781	17,110,242	—	23,292,023
Total Investments	$807,286,975	$26,653,739	$—	$833,940,714
Invesco V.I. Main Street Fund®